Other long-term debt - October 2023 Senior Secured Notes (Details) $ in Thousands			12 Months Ended
	Oct. 15, 2021 USD ($)	Apr. 15, 2019	Dec. 31, 2024	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
October 2021 Senior Secured Notes due on October 15, 2021 at 14.20% [Member]
Other Long-term debt
Debt issuance date	Oct. 15, 2021	Apr. 15, 2022
Debt instrument, aggregate principal amount	$ 207,680
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member]
Other Long-term debt
Debt instrument, aggregate principal amount	205,400
Cash consideration in full satisfaction of the exchange consideration	$ 19,100
Stated rate	14.20%
Debt instrument, frequency of periodic payment	semi-annually
Debt term	2 years
Maturity date	Oct. 15, 2023
Effective interest rate	16.65%
Redemption price			114.50%
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction			10.00%
Debt instrument redemption amount				$ 2,500	$ 66,100
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Maximum [Member]
Other Long-term debt
Redemption price			35.00%
Fixed charge coverage ratio			2
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Minimum [Member]
Other Long-term debt
Redemption price			65.00%
Fixed charge coverage ratio			1
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Debt Instrument, Redemption, Period One [Member]
Other Long-term debt
Debt Instrument, Basis Spread on Variable Rate			1.00%
Debt Instrument, Description of Variable Rate Basis			the Adjusted Treasury Rate (as defined in the October 2023 Indenture)
Redemption terms			At any time prior to October 15, 2023, the Company may at its option redeem the October 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the October 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any October 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such October 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such October 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such October 2023 Senior Secured Note through the maturity date of the October 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the October 2023 Indenture) plus 100 basis points, over (B) the principal amount of such October 2023 Senior Secured Note on such redemption date.
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Debt Instrument, Redemption, Period Two [Member]
Other Long-term debt
Redemption terms			At any time prior to October 15, 2023, the Company may redeem up to 35% of the aggregate principal amount of the October 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the October 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the October 2023 Senior Secured Notes issued on October 15, 2021, remains outstanding after each such redemption.
October 2023 Senior Secured Notes Due On October 15 2023 At 14.2% [Member] | Applicable Premium | Debt Instrument, Redemption, Period One [Member]
Other Long-term debt
Redemption price			1.00%
October 2023 Senior Secured Notes Due On October 15 2022 At 14.2% [Member]
Other Long-term debt
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			xin:AdjustedTreasuryRateMember
October 2023 Senior Secured Notes Due On October 15 2022 At 14.2% [Member] | Debt Instrument, Redemption, Period One [Member]
Other Long-term debt
Redemption price			100.00%